Basis of Presentation and Significant Accounting Policies (Details) (USD $)	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Region	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Minimum [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Maximum [Member]
Number of operating regions																														8
Allowance for doubtful accounts																														$ 450,000	$ 1,000,000
Capitalized interest costs																														2,000,000	2,000,000	1,000,000
Impairment of long-lived assets																				(4,240,000)	(14,851,000)	57,053,000	0	146,499,000	0	42,202,000	146,499,000	37,962,000	146,499,000	422,499,000	0	38,600,000
Impairment of long-lived assets, after tax																														422,499,000	0	38,600,000
Impairment of unproved oil and gas properties																														2,000,000	2,000,000	5,000,000
Useful lives of other property and equipment (in years)																																	3 years	39 years
Natural gas production imbalance receivables																														28,000,000	19,000,000
Natural gas production imbalance payables																														18,000,000	9,000,000
Restricted cash																				5,000,000	5,000,000	5,000,000				5,000,000		5,000,000		5,000,000	4,000,000
Net deferred financing fees																														114,000,000	94,000,000
Debt issuance fees amortization expense																														13,000,000	16,000,000	17,000,000
Write-off of deferred financing fees																														8,000,000	1,000,000	2,000,000
Share price		$ 25.92	$ 33.18	$ 37.97	$ 35.24			$ 33.18	$ 35.24	$ 25.92
Ownership percentage			15.00%	15.00%	15.00%			15.00%	15.00%
General and Administrative Expenses and Offering Costs		1,000,000	3,000,000				2,000,000	15,000,000		15,000,000
General and administrative expenses	155,000	635,000	2,531,000	11,767,000	724,000	351,000	506,000	14,298,000	1,230,000	14,933,000										45,431,000	46,305,000	58,566,000	45,166,000	41,185,000	43,321,000	104,871,000	84,506,000	150,302,000	129,672,000	173,206,000	133,272,000	99,078,000
Expenses for services provided by related party											72,000	403,000	344,000	462,000	238,000	310,000	806,000	772,000	1,000,000
Offering costs				361,000	3,000,000				3,000,000
Offering costs paid by related party											190,000	361,000	361,000		907,000	907,000	361,000	3,000,000	361,000
Number of days after receiving cash distribution related to interest in Linn Energy units, required to pay the cash received, net of tax reserve, to shareholders				5 days				5 days	5 days
Equity method investment, difference between carrying amount and underlying equity				516,000,000	516,000,000				516,000,000
Deferred tax assets					9,651,000				9,651,000																					5,186,000	4,632,000
Noncurrent deferred tax liabilities					23,210,000				23,210,000																					11,493,000	9,283,000
General and Administrative Expenses Paid by Related Party														2,000,000			8,000,000		9,000,000
Business Combination, Acquisition Related Costs		$ 125,000	$ 2,000,000	$ 11,000,000				$ 13,000,000		$ 13,000,000